Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
On June 1, 2017, the Company signed a contribution and funding agreement and other agreements with ISMMS, whereby ISMMS contributed certain assets and liabilities related to the Company’s operations, provided certain services to the Company, and also committed to funding the Company up to $55.0 million in future capital contributions in exchange for equity in the Company, of which $55.0 million was drawn as of December 31, 2019. Following the transaction, the Company commenced operations and began providing the services and performing research.
For years ended December 31, 2021, 2020 and 2019, the Company incurred certain costs with ISMMS. Expenses recognized under the TSA totaled $1.4 million, $7.2 million and $7.8 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are presented within related party expenses in the consolidated statements of operations and comprehensive loss. The Company had TSA payables due to ISMMS of $0 and $0.6 million as of December 31, 2021 and 2020, respectively. These amounts are included within due to related parties on the Company’s consolidated balance sheets.
Expenses recognized pursuant to other service arrangements with ISMMS totaled $7.0 million, $4.4 million and $3.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. These amounts are included in either cost of services or related party expenses on the consolidated statements of operations and comprehensive loss depending on the particular activity to which the costs relate. Payables due to ISMMS for the other service arrangements were $2.6 million and $0.8 million as of December 30, 2021 and 2020, respectively. These amounts are included within due to related parties on the Company’s consolidated balance sheets.
Additionally, the Company incurred $1.3 million in purchases of diagnostic testing kits and materials for the year ended December 31, 2021 from an affiliate of a member of the Board of Directors who has served in the role since July 2021. The prices paid represent market rates. Payables due were $0.1 million as of December 31, 2021.
Total related party costs are included within cost of services and related party expenses in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Costs of services	$3,975	$2,189	$1,859
Related party expenses	5,659	9,395	9,452
Total related party costs	$9,634	$11,584	$11,311